United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/10

Date of Reporting Period:  Quarter ended 5/31/09

Item 1.                      Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares	Value in U.S. Dollars

		CORPORATE BONDS—88.6%
		Aerospace / Defense--2.1%
$325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	$102,375
325,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, Series WI, 8.875%, 4/1/2015	102,375
675,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	624,375
425,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	380,375
575,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	526,125
375,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	168,750
359,027	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	129,250
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	460,750
575,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	471,500
475,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	358,625
		TOTAL	3,324,500
		Automotive--2.8%
600,000	[3]	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	63,000
1,050,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.889%, 1/13/2012	830,812
975,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	841,833
200,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	162,473
675,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	616,507
1,100,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	885,226
1,750,000	[4]	General Motors Corp., Deb., 7.40%, 9/1/2025	166,250
525,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	325,500
925,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	633,625
		TOTAL	4,525,226
		Building Materials--0.6%
500,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	442,500
125,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	81,562
400,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	108,000
625,000	[5,6]	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	31,250
375,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	241,875
		TOTAL	905,187
		Chemicals--3.1%
150,000	[1,2]	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	152,625
975,000	[5,6]	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	687,375
250,000	[1,2]	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	248,750
975,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	424,125
525,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	523,110
325,000	[1,2]	Nalco Co., 8.25%, 5/15/2017	328,250
1,325,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	1,338,250
800,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	752,000
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	303,683
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	232,772
		TOTAL	4,990,940
		Construction Machinery--0.5%
975,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	765,375
		Consumer Products--4.9%
1,150,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	707,250
371,877		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	79,954
450,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	380,250
500,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	476,250
1,000,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	870,000
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	169,750
1,225,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	1,212,750
1,025,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,014,750
975,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	893,709
250,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	257,500
900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	715,500
675,000	[1,5,6]	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	10,125
1,075,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,045,437
		TOTAL	7,833,225
		Energy--4.6%
550,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	415,250
825,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	655,875
425,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	368,687
375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	352,500
425,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	421,812
525,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	464,625
525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	427,875
525,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	454,125
150,000	[1,2]	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	145,500
850,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	735,250
350,000	[1,2]	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	336,000
225,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	189,000
475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	389,500
400,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	350,000
650,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	609,375
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	343,000
200,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	193,000
225,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	191,250
275,000	[1,2]	Sandridge Energy, Inc., 9.875%, 5/15/2016	263,312
		TOTAL	7,305,936
		Entertainment--0.8%
750,000		Cinemark, Inc., Sr. Disc. Note, 9.75%, 3/15/2014	765,000
650,000	[5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	9,750
475,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	457,187
		TOTAL	1,231,937
		Environmental--0.3%
275,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	265,203
250,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	258,594
		TOTAL	523,797
		Financial Institutions--3.2%
700,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	602,000
617,000	[1,2]	GMAC LLC, Note, 7.00%, 2/1/2012	540,188
2,080,000	[1,2]	GMAC LLC, Note, Series 144A, 6.875%, 9/15/2011	1,862,542
721,000	[1,2]	GMAC LLC, Note, Series 144A, 8.00%, 11/1/2031	541,926
500,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	495,000
1,225,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	661,500
850,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	465,375
		TOTAL	5,168,531
		Food & Beverage--5.7%
900,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	810,000
575,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	551,281
650,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.528%, 2/1/2015	526,500
1,000,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	990,000
27,600		B&G Foods, Inc., Company Guarantee, Sr. Sub. Note, 12.00%, 10/30/2016	194,856
675,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	632,812
625,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	589,062
1,000,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	965,000
900,000	[5,6]	Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	675,000
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	605,812
675,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	558,562
1,450,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	877,250
750,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	570,000
250,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	173,750
375,000	[1,2]	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	399,375
		TOTAL	9,119,260
		Gaming--5.1%
650,000	[1,2]	Ameristar Casinos, Inc., 9.25%, 6/1/2014	659,750
875,000	[1,2,7]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	43,750
725,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	714,125
550,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	500,500
925,000	[1,5,6]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	4,625
875,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	643,125
187,720	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	102,307
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	679,500
75,000	[1,2]	MGM Mirage, 10.375%, 5/15/2014	77,625
150,000	[1,2]	MGM Mirage, 11.125%, 11/15/2017	157,875
2,400,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	1,536,000
725,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	474,875
525,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	488,250
675,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	556,875
650,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	380,250
450,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	392,625
825,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	710,531
		TOTAL	8,122,588
		Health Care--8.8%
525,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	536,812
850,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	675,750
550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	508,750
1,400,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	1,386,000
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	634,375
500,000		HCA, Inc., 8.50%, 4/15/2019	491,250
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	434,000
1,472,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,413,120
900,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	886,500
375,000	[1,2]	HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	376,875
500,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	481,250
1,075,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	972,875
75,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	68,437
675,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	610,875
175,000	[1,2]	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	156,625
825,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	643,500
475,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	458,375
1,275,000		VWR Funding, Inc., Company Guarantee, Series WI, 10.25%, 7/15/2015	962,625
200,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	187,500
600,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	591,000
100,000		Ventas Realty LP, 6.50%, 6/1/2016	91,500
275,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	255,062
415,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	395,287
1,095,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	832,200
		TOTAL	14,050,543
		Industrial - Other--5.5%
700,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	623,000
425,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	323,000
1,050,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	269,062
425,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	388,875
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	356,500
550,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	475,750
200,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 5.195%, 12/15/2013	145,000
425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	359,125
1,000,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	980,000
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.583%, 4/1/2015	529,750
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	138,000
725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	728,625
550,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	528,000
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	920,000
325,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	195,000
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	560,625
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	591,500
625,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	598,437
		TOTAL	8,710,249
		Lodging--1.1%
425,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	386,750
400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	344,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	367,625
625,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	523,437
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	204,875
		TOTAL	1,826,687
		Media - Cable--1.6%
1,225,000	[5,6]	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,218,875
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	832,000
150,000	[1,2]	Videotron Ltee, Company Guarantee, 9.125%, 4/15/2018	156,000
225,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	204,750
200,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	196,000
		TOTAL	2,607,625
		Media - Non-Cable--7.0%
1,095,251		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	492,863
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	227,000
950,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	961,875
1,609,000	[5,6]	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	349,958
325,000	[5,6]	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	53,625
600,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	226,500
1,175,000	[5,6]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	32,313
1,125,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,158,750
1,925,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	1,746,938
75,000	[1,2]	Lamar Media Corp., Sr. Note, 9.75%, 4/1/2014	77,625
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	577,500
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	346,375
1,075,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	704,125
900,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	49,500
93,000		Nexstar Broadcasting Group, Inc., 7.00%, 1/15/2014	32,783
279,487	[1,2]	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	81,051
75,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	48,375
150,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	143,250
650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	646,750
425,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	379,313
300,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	267,750
1,450,000	[5,6]	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	108,750
633,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	655,946
1,400,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	63,000
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	752,000
850,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	267,750
1,225,000	[1]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	263,375
525,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	380,625
		TOTAL	11,095,665
		Metals & Mining--1.1%
600,000	[5,6]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	5,250
500,000	[5,6]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	4,375
575,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	571,495
650,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	430,625
250,000	[1,2]	Teck Cominco Ltd., Sr. Secd. Note, Series 144A, 10.75%, 5/15/2019	257,579
250,000	[1,2]	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 10.25%, 5/15/2016	253,436
200,000	[1,2]	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 9.75%, 5/15/2014	199,192
		TOTAL	1,721,952
		Packaging--1.7%
500,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	463,750
1,050,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	840,000
1,100,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	1,083,500
275,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	276,375
411,058	[1,5,6,8]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	19,073
		TOTAL	2,682,698
		Paper--1.5%
150,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	148,500
1,350,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,269,000
250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	141,250
1,050,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	349,125
300,000	[1,2]	Rock-Tenn Co., Sr. Note, Series 144A, 9.25%, 3/15/2016	306,000
125,000	[1,2]	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	117,500
		TOTAL	2,331,375
		Resorts & Casinos –0.2%
275,000	[1,2]	Harrah's Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	268,125
		Restaurants--1.0%
500,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	422,500
875,000		NPC International, Inc., 9.50%, 5/1/2014	809,375
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.82%, 3/15/2014	399,625
		TOTAL	1,631,500
		Retailers--3.3%
900,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	954,000
900,000		General Nutrition Center, Company Guarantee, 6.404%, 3/15/2014	749,250
100,000		Macy's Retail Holdings, Inc., 6.90%, 1/15/2032	70,544
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	67,518
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	144,848
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	109,015
1,375,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	460,625
800,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	580,000
200,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	163,613
575,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	579,313
1,300,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	880,750
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	523,125
		TOTAL	5,282,601
		Services--2.2%
875,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	687,969
975,000		KAR Holdings, Inc., 10.00%, 5/1/2015	789,750
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,068,750
1,150,000		West Corp., Sr. Note, 9.50%, 10/15/2014	1,040,750
		TOTAL	3,587,219
		Supermarkets--0.1%
200,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	197,000
		Technology--4.9%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	792,813
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	833,125
800,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	548,000
675,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	189,000
900,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	409,500
1,075,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	284,875
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	670,625
950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	893,000
50,000	[1,2]	Seagate Technology HDD Holdings, 10.00%, 5/1/2014	50,750
850,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	643,875
422,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.708%, 4/1/2012	369,250
975,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	943,313
1,025,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	935,313
600,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	292,500
		TOTAL	7,855,939
		Tobacco--0.2%
375,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	340,781
		Transportation--1.4%
875,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	530,469
600,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	549,000
700,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	612,500
300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	259,500
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	229,938
		TOTAL	2,181,407
		Utility - Electric--3.6%
950,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	695,875
1,350,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,053,000
225,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	160,875
303,701	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	279,609
600,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	576,000
700,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	659,750
650,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	613,438
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	554,475
275,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	260,972
975,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	582,563
625,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	373,438
		TOTAL	5,809,995
		Utility - Natural Gas--4.4%
800,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	745,000
1,425,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,189,875
200,000	[1,2]	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	199,000
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	966,000
350,000	[1,2]	MarkWest Energy Partners LP, Sr. Note, Series 144A, 6.875%, 11/1/2014	283,500
575,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	480,125
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	180,278
250,000	[1,2]	Regency Energy Partners LP, 9.375%, 6/1/2016	243,750
552,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	527,160
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	520,375
1,025,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,040,439
750,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	732,515
		TOTAL	7,108,017
		Wireless Communications--4.2%
300,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 6.958%, 1/1/2013	300,750
350,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	370,125
125,000	[1,2]	Crown Castle International Corp., 7.75%, 5/1/2017	123,750
150,000		Crown Castle International Corp., 9.00%, 1/15/2015	152,250
250,000	[1,2]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	243,750
350,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	281,750
721,766	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	559,369
650,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	624,000
1,075,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,084,406
50,000	[1,2]	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	50,250
1,400,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	1,172,500
1,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	998,375
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	735,750
		TOTAL	6,697,025
		Wireline Communications--1.1%
1,125,000		Qwest Corp., Note, 8.875%, 3/15/2012	1,139,063
75,000	[1,2]	Qwest Corp., Sr. Note, 8.375%, 5/1/2016	74,063
475,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	471,538
		TOTAL	1,684,664
		TOTAL CORPORATE BONDS (IDENTIFIED COST $182,991,903)	141,487,569
		COMMON STOCKS--4.7%
		Chemicals--0.3%
21,575		Koppers Holdings, Inc.	545,632
		Entertainment--0.2%
17,550		Cinemark Holdings, Inc.	186,381
11,425		Regal Entertainment Group	145,783
		TOTAL	332,164
		Food & Beverage--0.4%
400		B&G Foods, Inc.	5,724
28,175	[5]	Constellation Brands, Inc., Class A	325,703
31,225		Del Monte Foods Co.	255,421
12,000		Pilgrim's Pride Corp.	55,800
		TOTAL	642,648
		Gaming--0.5%
109,825	[5]	Global Cash Access LLC	766,579
		Industrial - Other--0.7%
20,000	[5]	General Cable Corp.	764,800
7,600		SPX Corp.	348,916
		TOTAL	1,113,716
		Media - Cable--0.4%
22,075	[5]	Viacom, Inc., Class A	518,983
12,520		Virgin Media, Inc.	108,924
		TOTAL	627,907
		Media - Non- Cable--0.1%
189,050	[5]	Nexstar Broadcasting Group, Inc., Class A	179,598
		Metals & Mining--0.0%
138,395	[1,5,8]	Royal Oak Mines, Inc.	2,979
		Other--0.0%
469	[1,5,8]	CVC Claims Litigation LLC	0
		Packaging--0.6%
8,100		Ball Corp.	322,380
23,675	[5]	Owens-Illinois, Inc.	677,815
5	[1,5,8]	Pliant Corp.	0
45,000	[1,5,8]	Russell Stanley Holdings, Inc.	0
		TOTAL	1,000,195
		Paper--0.7%
328,650	[5]	Graphic Packaging Holding Co.	617,862
13,640		Rock-Tenn Co.	523,503
		TOTAL	1,141,365
		Retailers--0.1%
15,760		Limited Brands, Inc.	197,158
		Technology--0.3%
145,000	[5]	Smart Modular Technologies (WWH), Inc.	403,100
		Transportation--0.1%
12,875	[5]	Hertz Global Holdings, Inc.	88,194
		Utility - Electric--0.3%
19,500	[5]	NRG Energy, Inc.	438,750
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,890,054)	7,479,985
		WARRANTS--0.0%
		Media - Non- Cable--0.0%
2,200	[5]	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $444,400)	1,045
		PREFERRED STOCK--0.2%
		Financial Institutions--0.2%
712	[1,2]	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $217,880)	300,353
		EXCHANGE-TRADED FUNDS--2.0%
10,500		iShares MSCI EAFE Index Fund	497,700
31,685		iShares Russell 1000 Growth Fund	1,287,995
27,710		iShares Russell 2000 Index Fund	1,392,982
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $4,499,111)	3,178,677
		MUTUAL FUNDS--2.6%[9]
25,606		Federated InterContinental Fund, Institutional Shares	896,462
212,446		Federated Max-Cap Fund, Institutional Shares	2,217,938
1,081,483	[10]	Prime Value Obligations Fund, Institutional Shares, 0.87%	1,081,483
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $7,958,598)	4,195,883
		TOTAL INVESTMENTS--98.1% (IDENTIFIED COST $208,001,946)[11]	156,643,512
		OTHER ASSETS AND LIABILITIES–NET–1.9%[12]	2,984,880
		TOTAL NET ASSETS–100%	$159,628,392

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2009, these restricted securities amounted to $30,562,829, which represented 19.1% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At May 31, 2009, these liquid restricted securities amounted to $30,262,652, which represented 19.0% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at May 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 – 8/19/1997	$ 4,646,903	$ 0
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004 – 1/3/2008	$ 879,313	$ 4,625
Pliant Corp.	7/18/2006	$ 0	$ 0
Royal Oak Mines, Inc.	2/24/1999	$ 15,376	$ 2,979
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$ 2,121,618	$ 19,073
Russell Stanley Holdings, Inc.	11/9/2001	$ 0	$ 0
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004 – 7/13/2004	$691,500	$ 10,125
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	4/11/08	$888,125	$ 263,375

3	On June 15, 2009, the issuer of this security did not pay its scheduled semi-annual interest payment.
4	On June 1, 2009, the issuer of this security filed for bankruptcy.
5	Non-income producing security.
6	Issuer in default.
7	On June 10, 2009, the issuer of this security filed for bankruptcy.
8	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
9	Affiliated companies.
10	7-Day net yield.
11
At May 31, 2009, the cost of investments for federal tax purposes was $208,051,949. The net unrealized depreciation of investments for federal tax purposes was $51,408,437. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,114,516 and net unrealized depreciation from investments for those securities having an excess of cost over value of $54,522,953.

12	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•
Equity securities (including shares of Exchange-Traded Funds) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 14,851,566
Level 2 – Other Significant Observable Inputs	$ 141,769,894
Level 3 – Significant Unobservable Inputs	$ 22,052
Total	$156,643,512

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Valuation Inputs	Investments in Securities
Balance as of March 1, 2009	$21,629
Realized loss	$(8,105,965)
Change in unrealized depreciation	$8,106,388
Balance as of May 31, 2009	$22,052
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at May 31, 2009.	$423

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009